Earnings Per Share (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income from continuing operations attributable to FHN	$ (27,907)	$ 122,578	$ (46,437)
Effect of dilutive securities	0	2,287,000	0
Dilutive shares	248,349,000	262,861,000	235,699,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options, weighted average exercise price	$ 22.07	$ 24.91	$ 27.04
Shares excluded from computation of earnings per share	10,000,000	10,600,000	12,300,000
Other Equity Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of earnings per share	3,500,000	600,000	3,300,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of earnings per share			14,800,000
Dilutive shares		700,000